DEBT INSTRUMENTS IN ISSUE - Bonds issued (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 24, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 18, 2024	Nov. 12, 2024	Jul. 02, 2024
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds		$ 800,000
Cash flow hedges | Bond
DEBT INSTRUMENTS IN ISSUE
Principal balance			$ 1,320,327,000
Net foreign investment
DEBT INSTRUMENTS IN ISSUE
Principal balance				$ 1,982,034
Net foreign investment | Bond
DEBT INSTRUMENTS IN ISSUE
Principal balance			1,036,695,000
Subordinated bonds | Bond
DEBT INSTRUMENTS IN ISSUE
Hedging instrument, liability	$ 283,632,000				$ 550,000,000		$ 4,661,000
Subordinated bonds | Bancolombia S.A.
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds	$ 800,000,000
Debt instrument term	5 years
Nominal coupon rate	8.625%
Ordinary bonds | Banistmo S.A.
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds			$ 106,868,000	$ 58,062,000
Debt instrument term				1 year
Ordinary bonds | Banistmo S.A. | Minimum
DEBT INSTRUMENTS IN ISSUE
Debt instrument term			1 year
Interest rate			5.70%	6.00%
Ordinary bonds | Banistmo S.A. | Maximum
DEBT INSTRUMENTS IN ISSUE
Debt instrument term			2 years
Interest rate			6.35%	6.25%
Ordinary bonds | Banco Agricola S.A.
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds			$ 21,382,000	$ 77,700,000
Ordinary bonds | Banco Agricola S.A. | Minimum
DEBT INSTRUMENTS IN ISSUE
Debt instrument term			1 year	1 year 6 months
Interest rate			7.00%	6.68%
Ordinary bonds | Banco Agricola S.A. | Maximum
DEBT INSTRUMENTS IN ISSUE
Debt instrument term			1 year 6 months	8 years
Interest rate			7.05%	7.25%
Senior bonds | Bond
DEBT INSTRUMENTS IN ISSUE
Hedging instrument, liability	$ 267,421,000					$ 212,600,000	$ 2,013,000